Average Annual Total Returns - FidelityFreedomFunds-RetailComboPRO - FidelityFreedomFunds-RetailComboPRO - Fidelity Freedom 2015 Fund	May 30, 2024
Fidelity Freedom 2015 Fund | Return Before Taxes
Average Annual Return:
Past 1 year	11.39%
Past 5 years	5.93%
Past 10 years	5.03%
Fidelity Freedom 2015 Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	10.39%
Past 5 years	3.88%
Past 10 years	3.20%
Fidelity Freedom 2015 Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	6.90%
Past 5 years	4.21%
Past 10 years	3.51%
LB001
Average Annual Return:
Past 1 year	5.53%
Past 5 years	1.10%
Past 10 years	1.81%
F0550
Average Annual Return:
Past 1 year	11.41%
Past 5 years	5.87%
Past 10 years	5.10%